Segment Information	12 Months Ended
Dec. 31, 2014
Segment Information

14. Segment Information

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

During the past two years, the Group has gradually transitioned from a wealth management consulting services provider to an integrated financial group with capabilities in wealth management, asset management and internet finance. In order to better reflect such transition, the Group has adjusted its internal organizational and corporate structures in the fourth quarter of 2014. The segment information has been adjusted accordingly to present the operating results by three reportable segments: wealth management, asset management and internet finance. Prior year comparable information has been updated to reflect the new reportable segments. The Group’s CODM does not review balance sheet information of the segments.

Segment information of the Group’s business is as follow:

	Years Ended December 31, 2012
	Wealth Management Business	Assets Management Business	Internet Finance Business	Total
	$	$	$
Revenues:
One-time commissions	39,486,943	—	—	39,486,943
Recurring service fees	25,062,455	259,527	—	25,321,982
Other service fees	971,923	—	—	971,923

Total third-party revenues	65,521,321	259,527	—	65,780,848
One-time commissions	9,392,131	—	—	9,392,131
Recurring service fees	12,612,020	3,978,573	—	16,590,593
Other service fees	—	—	—	—

Total related party revenues	22,004,151	3,978,573	—	25,982,724
Total revenues	87,525,472	4,238,100	—	91,763,572
Less: business taxes and related surcharges	(4,833,186)	(234,880)	—	(5,068,066)
Net revenues	82,692,286	4,003,220	—	86,695,506
Operating cost and expenses:
Compensation and benefits
Relationship Manager Compensation	(17,551,483)	—	—	(17,551,483)
Performance Fee Compensation	—	—	—	—
Other Compensations	(22,810,897)	(2,012,549)	—	(24,823,446)
Total compensation and benefits	(40,362,380)	(2,012,549)	—	(42,374,929)
Selling expenses	(13,407,087)	(42,334)	—	(13,449,421)
General and administrative expenses	(8,385,882)	(515,448)	—	(8,901,330)
Other operating expenses	(414,959)	(4,863)	—	(419,822)
Government subsidies	4,295,029	—	—	4,295,029
Total operating cost and expenses	(58,275,279)	(2,575,194)	—	(60,850,473)
Income from operations	24,417,007	1,428,026	—	25,845,033

	Years Ended December 31, 2013
	Wealth Management Business	Assets Management Business	Internet Finance Business	Total
	$	$	$
Revenues:
One-time commissions	57,760,283	212,326	—	57,972,609
Recurring service fees	28,434,140	4,517,205	—	32,951,345
Other service fees	4,944,510	120,603	—	5,065,113

Total third-party revenues	91,138,933	4,850,134	—	95,989,067
One-time commissions	20,404,683	436,911	—	20,841,594
Recurring service fees	37,492,722	18,015,713	—	55,508,435
Other service fees	190,912	788,927	—	979,839

Total related party revenues	58,088,317	19,241,551	—	77,329,868
Total revenues	149,227,250	24,091,685	—	173,318,935
Less: business taxes and related surcharges	(8,237,942)	(1,309,160)	—	(9,547,102)
Net revenues	140,989,308	22,782,525	—	163,771,833
Operating cost and expenses:
Compensation and benefits
Relationship Manager Compensation	(33,362,053)	(74,813)	—	(33,436,866)
Performance Fee Compensation	—	—	—	—
Other Compensations	(31,077,968)	(8,528,786)	—	(39,606,754)
Total compensation and benefits	(64,440,021)	(8,603,599)	—	(73,043,620)
Selling expenses	(15,117,644)	(1,542,400)	—	(16,660,044)
General and administrative expenses	(14,037,239)	(4,049,945)	—	(18,087,184)
Other operating expenses	(694,460)	(39,840)	—	(734,300)
Government subsidies	4,997,145	326,525	—	5,323,670
Total operating cost and expenses	(89,292,219)	(13,909,259)	—	(103,201,478)
Income from operations	51,697,089	8,873,266	—	60,570,355

	Years Ended December 31, 2014
	Wealth Management Business	Assets Management Business	Internet Finance Business	Total
	$	$	$
Revenues:
One-time commissions	68,698,354	—	—	68,698,354
Recurring service fees	39,462,923	12,429,215	—	51,892,138
Other service fees	3,491,867	2,655,721	2,716,889	8,864,477

Total third-party revenues	111,653,144	15,084,936	2,716,889	129,454,969
One-time commissions	29,322,581	—	—	29,322,581
Recurring service fees	55,589,582	35,291,220	4,867	90,885,669
Other service fees	407,565	12,038,725	139,052	12,585,342

Total related party revenues	85,319,728	47,329,945	143,919	132,793,592
Total revenues	196,972,872	62,414,881	2,860,808	262,248,561
Less: business taxes and related surcharges	(11,129,939)	(3,127,877)	(122,653)	(14,380,469)
Net revenues	185,842,933	59,287,004	2,738,155	247,868,092
Operating cost and expenses:
Compensation and benefits
Relationship Manager Compensation	(51,843,587)	(38,246)	(365,110)	(52,246,943)
Performance Fee Compensation	—	(3,536,240)	—	(3,536,240)
Other Compensations	(34,851,929)	(20,282,224)	(8,692,736)	(63,826,889)
Total compensation and benefits	(86,695,516)	(23,856,710)	(9,057,846)	(119,610,072)
Selling expenses	(21,951,311)	(1,583,422)	(361,887)	(23,896,620)
General and administrative expenses	(12,117,434)	(9,755,093)	(2,739,353)	(24,611,880)
Other operating expenses	(3,836,816)	(272,047)	(752,837)	(4,861,700)
Government subsidies	10,943,240	3,844,512	4,390	14,792,142
Total operating cost and expenses	(113,657,837)	(31,622,760)	(12,907,533)	(158,188,130)
Income from operations	72,185,096	27,664,244	(10,169,378)	89,679,962

Substantially all of the Group’s revenues are derived from, and its assets are located in, the PRC and Hong Kong.